Lease liabilities - Disclosure of Lease liabilities Explanatory (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Beginning balance	€ 140,591	€ 140,059
Additions due to new leases and store renewals	35,094	15,606
Interest expenses	7,178	6,658	€ 5,586
Repayment of lease liabilities (including interest expense)	(38,530)	(41,364)
Contract modifications	9,887	19,922
Disposals	(3,431)	(2,516)
Net foreign exchange differences	(5,020)	2,226
Ending balance	145,769	140,591	€ 140,059
Non-current lease liabilities	112,898	105,986
Current	€ 32,871	€ 34,605